Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 472,439	$ 1,019,469